Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	AC Alternatives® Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide diverse sources of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. Purchases of at least $250,000 in T Class shares of the fund may also qualify for sales charge discounts. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 24 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. Purchases of at least $250,000 in T Class shares of the fund may also qualify for sales charge discounts. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 24 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund pursues its investment objective by focusing primarily on asset classes and strategies that generate current income and will invest primarily in income-generating securities. Specifically, the fund will combine several distinct strategies designed to capture current yield from a variety of income producing securities with an additional focus on seeking to protect investor purchasing power through capital appreciation.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Perella Weinberg Partners Capital Management LP (PWP) has been engaged by the advisor to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in various investment strategies, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

•
Corporate credit strategies involve purchasing fixed-income corporate securities, including securities that are rated below investment grade (also known as high-yield securities or junk bonds). Investments in this strategy may also include mortgage and other asset-backed securities, floating rate bank loans, loan participations and other floating rate debt securities, such as collateralized loan obligations (also known as CLOs), as well as other types of credit and credit-related securities.

•
Structured credit strategies involve taking long or short positions in asset-backed securities, including securities backed by commercial and residential mortgages, which may include non-agency mortgage-backed securities. Asset-backed securities may also involve securities backed by auto loans, credit card debt, student loans, corporate loans or other collateral. These securities may pay fixed or variable rates of interest.

•
Real estate strategies focus investments in real estate investment trusts (REITs) and equities, debt and hybrid securities issued by companies that own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate or real estate-related companies at the time of investment (collectively, real estate companies). The strategy may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the underlying subadvisor believes have above-average yield potential.

•
Master limited partnership (MLP) strategies seek to deliver high yields and asset growth by investing (directly or indirectly through other instruments) in publicly traded partnerships that have a special tax designation which allows them to pass through their income, gains, losses and other deductions or credits to their shareholders. MLPs must invest in energy infrastructure, financial services or real estate and buy assets that are designed to produce income for their investors.

•
Income-oriented equity strategies seek to identify equity investments in companies with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Equity investments include common stock, preferred stock, equity equivalent securities such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts, stock index futures contracts, equity options and swaps on equities.

•
PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

In addition to positions in individual securities, the fund may allocate investments, long or short, to exchange-traded funds (ETFs) or other securities that provide exposure to certain market or sector indices. The fund may invest in securities of foreign companies including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The fund may invest in fixed-income securities of any maturity and does not seek to maintain a particular weighted average maturity.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	Arrowpoint Asset Management, LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Bain Capital Credit, LP
Income-oriented Equity, Overlay and MLPs	PWP
PWP may make recommendations to the advisor to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, PWP uses various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, PWP performs due diligence on both investment and general business aspects of the underlying subadvisor. PWP’s analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. PWP also considers the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, or organizational stability, among other factors.
The fund is classified as a nondiversified fund, meaning that it may invest a larger percentage of its assets in a smaller number of securities than a diversified fund. The fund may also engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk - The fund’s exposure to equities and fixed-income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.

•
Bank Loan Risk - The fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.

•
Collateralized Debt Obligations/Collateralized Loan Obligation Risk - The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations and CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. CLOs issue securities in tranches with different payment characteristics and different credit ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. CLOs can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLOs in general. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Convertible Securities Risk - The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Derivatives Risk - The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial — in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

•
Emerging Market Risk  - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.

•
Exchange-Traded Fund Risk  - The risks of owning an exchange-traded fund (ETF) generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs also have management fees, which increase their cost, and may trade in the secondary market at a discount to the net asset value of the fund.

•
Extension Risk - When interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

•
Fixed-Income Securities Risk - The fund’s investments in fixed-income, or debt, securities will be subject to interest rate risk, credit risk, and extension and prepayment risk. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to changes in interest rates. Some fixed-income securities give the issuer the option to call, or redeem the securities before their maturity dates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation.

•
Foreign Securities Risk - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result, the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of some foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Foreign Currency Risk - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.

•
High-Yield Debt Risk - Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Interest Rate Risk - Changes in interest rates may adversely affect the value of the fund’s investments in fixed-income securities. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. When a fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Investments in debt securities pose the risk that the subadvisor’s forecast of the direction of interest rates might be incorrect.

•
Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.

•
Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Liquidity risk is more pronounced for the fund than for funds that invest primarily in other types of securities. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

•	Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Master Limited Partnership (MLP) Risk - The value of MLP units listed and traded on U.S. securities exchanges may fluctuate based on prevailing market conditions and the success of the MLP. Investments in MLP units present additional risks when compared to investments in common stock and present special tax risks. MLPs are also subject to the risks associated with their underlying assets. MLPs often have underlying assets in industrial, energy, real estate and financial sectors, and will be subject to the risks associated with these sectors.

•
Mortgage-Backed and Other Asset-Backed Securities Risk - Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•
Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual funds, which, unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

•
Nondiversification - The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the underlying subadvisors the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Prepayment or Call Risk - If the fund holds a fixed-income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, the fund may be forced to reinvest the proceeds in securities with lower yields. In addition, the fund may lose the amount of premium paid in the event of prepayment.

•
Real Estate Investing - The fund’s investments in real estate companies may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning, other governmental regulation, and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.

•
REITs Risk - Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Risk Management - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.

•
Senior Loan Risk - The fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed-income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

•	Small and Medium-Sized Company Risk - The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Subordinated Securities Risk - The fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. The fund is more likely to suffer a credit loss on subordinated securities of an issuer than on non-subordinated securities of the same issuer.

•
Valuation Risk - The sales price of a security may well differ - higher or lower - from the fund’s last valuation of such security, and the difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions exist that cause the fund to fair-value certain securities, investors who purchase or redeem shares on days the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds than if the fund had not fair-valued securities or used a different valuation methodology.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification - The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the underlying subadvisors the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (2Q 2016): 3.26% Lowest Performance Quarter (1Q 2016): -0.32%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | HFRX Fixed Income - Credit Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	HFRX Fixed Income - Credit Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | Bloomberg Barclays U.S. Universal Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALNNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,107
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,390
Annual Return 2016	rr_AnnualReturn2016	6.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.32%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.70%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | Investor Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | Investor Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | I Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALNIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Account Fee	rr_MaximumAccountFee	none	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,181
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | Y Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALYNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,022
Label	rr_AverageAnnualReturnLabel	Y Class1 Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	7.19%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[3]
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | A Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALNAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 790
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,738
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,068
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | T Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALNTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	472
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	950
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,829
Label	rr_AverageAnnualReturnLabel	T Class2 Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	3.81%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)	[5]
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | C Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALNHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,370
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | R Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALNRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	793
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,894
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.17%
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND | R6 Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALNDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,022
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	AC Alternatives® Long Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 20 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 410% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	410.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 20 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund pursues its investment objective by combining several long and short equity-oriented investment strategies in the pursuit of returns with lower correlation to the traditional equity markets. This alternative approach seeks to provide less volatility than traditional equity investments over a full market cycle.

A full market cycle is a period of time that contains a wide variety of market environments. The financial markets are inherently cyclical and each market cycle has defined parts or stages, the most basic of which are bear market, recovery and bull market.

American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. The advisor has engaged Perella Weinberg Partners Capital Management LP (PWP) to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in various investment strategies, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

•
Long-only equity strategies involve buying, or taking long positions, in equity investments. These strategies may differ from traditional long-only strategies by providing the underlying subadvisor more flexibility with respect to certain factors such as position concentration, sector and country weights, style and market capitalization.

Equity investments include common stock, preferred stock, equity-equivalent securities, such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts or stock index futures contracts, equity options and swaps on equities.

•
Long/short equity strategies involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity investments. These strategies may take both long and short positions in equities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the underlying subadvisor believes the securities are likely to increase or decrease in value, respectively. An underlying subadvisor buys, or takes long positions in, equity investments it has identified as undervalued and takes short positions in equity investments that it has identified as overvalued or believes will decline in value.

•
Event driven strategies seek to achieve gains from market movements in security prices caused by specific corporate or market events (or prospective events) or changes in perceived relative value in a security. Examples of corporate events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

•
Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives, such as futures, options or swaps.

•
Trading oriented strategies may involve a variety of investment styles seeking to identify short or long-term trading opportunities, including analyzing market themes and trends and other technical factors.

•
PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

When the fund takes a long position, it purchases a security outright. When the fund takes a short position, it sells a security it does not own at the security’s current market price, in anticipation that the price will go down in the future. To complete the short sale transaction, the fund buys the same security in the market and returns it to the lender. The fund makes money when the price of the borrowed security goes down and the fund is able to replace it for a lower price than it realized in the earlier sale. However, if the price of the security goes up after the initial short sale, the fund will lose money when it closes out the short sale transaction.
Underlying subadvisors may use quantitative and/or fundamental investment strategies when selecting securities for the fund. In addition to positions in individual securities, the fund may allocate investments, long or short, to exchange-traded funds (ETFs) or other securities that provide exposure to certain market or sector indices. The fund may invest in securities of foreign companies, including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposed or to enhance returns.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Columbia Management Investment Advisers, LLC
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay, Event Driven, and Trading Strategies	PWP
PWP may make recommendations to the advisor to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, PWP uses various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, PWP performs due diligence on both investment and general business aspects of the underlying subadvisor. PWP’s analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. PWP also considers the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, or organizational stability, among other factors.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk - The fund’s exposure to different securities or asset classes may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.

•
Convertible Securities Risk - The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Derivatives Risk - The use of derivative instruments, such as futures, options and swaps, involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial — in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

•
Emerging Market Risk  - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.

•
Event Driven Strategies Risk - The fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the fund’s performance.

•
Exchange-Traded Fund Risk  - The risks of owning an exchange-traded fund (ETF) generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs also have management fees, which increase their cost, and may trade in the secondary market at a discount to the net asset value of the fund.

•
Foreign Securities Risk - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Foreign Currency Risk - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.

•
Global Macro Strategies Risk - The success of a global macro investment strategy depends upon the underlying subadvisor’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that the fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying the fund's positions fail to be borne out in developments expected by PWP and/or the underlying subadvisors, the fund may incur losses, which could be substantial.

•
Investment Model Risk - Securities selected using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of quantitative models will result in effective investment decisions for the fund.

•
Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.

•
Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Liquidity risk is more pronounced for the fund than for funds that invest primarily in other types of securities. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

•	Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual funds, which, unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Risk Management - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.

•
Short Sales Risk - If the market price of a security increases after the fund borrows the security to sell short, the fund will suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Small and Medium-Sized Company Risk - The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Valuation Risk - The sales price of a security may well differ - higher or lower - from the fund’s last valuation of such security, and the difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions exist that cause the fund to fair-value certain securities, investors who purchase or redeem shares on days the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds than if the fund had not fair-valued securities or used a different valuation methodology.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (Q3 2016): 3.27% Lowest Performance Quarter (Q1 2016): -1.81%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | HFRX Fixed Income - Credit Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | HFRX Equity Hedge Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | MSCI All Country World Investable Market Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,450
Annual Return 2016	rr_AnnualReturn2016	2.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.81%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | Investor Class | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | Investor Class | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | I Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[6]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Maximum Account Fee	rr_MaximumAccountFee	none	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,553
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,264
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | Y Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALYEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,122
Label	rr_AverageAnnualReturnLabel	Y Class1 Return Before Taxes	[7]
1 Year	rr_AverageAnnualReturnYear01	2.41%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[7]
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | A Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 899
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,244
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,040
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | C Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 418
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,320
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | R Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 369
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,889
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,897
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND | R6 Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALEDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,122
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015
American Century Capital Portfolios Prospectus | AC ALTERNATIVES MULTI-STRATEGY FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	AC Alternatives® Multi-Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 24 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 24 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund pursues its investment objective by combining several alternative investment strategies seeking to achieve capital appreciation while maintaining a low correlation to traditional equity and fixed-income markets.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Perella Weinberg Partners Capital Management LP (PWP) has been engaged by the advisor to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in a particular investment strategy, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

•
Long/short equity strategies involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity investments. Equity investments include common stock, preferred stock, equity-equivalent securities such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts, stock index futures contracts, equity options and swaps on equities. These strategies may take both long and short positions in equities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the underlying subadvisor believes the securities are likely to increase or decrease in value, respectively. An underlying subadvisor buys, or takes long positions in, equity investments it has identified as undervalued and takes short positions in equity investments that it has identified as overvalued or believes will decline in value.

•
Long/short credit strategies tactically invest both long and short in debt securities of domestic and foreign issuers of all maturities and credit qualities. These investments include high-yield debt securities (also known as junk bonds), floating rate bank loans, loan participations, mortgage and other asset-backed securities, distressed debt, corporate bonds, inflation-linked and other debt securities.

•
Structured credit strategies involve taking long or short positions in asset-backed securities, including securities backed by commercial and residential mortgages, which may include non-agency mortgage-backed securities. Asset-backed securities also may involve securities backed by auto loans, credit card debt, student loans, corporate loans or other collateral. These securities may pay fixed or variable rates of interest.

•
Event driven strategies seek to achieve gains from market movements in security prices caused by specific corporate or market events (or prospective events) or changes in perceived relative value in a security. Examples of corporate events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

•
Trading oriented strategies may involve a variety of investment styles seeking to identify short or long-term trading opportunities, including analyzing market themes and trends and other technical factors.

•
Real asset strategies seek to gain exposure to commodity markets by investing directly or indirectly in commodities, commodity-related securities or commodity-linked derivative instruments (such as commodity futures and options) and other inflation-sensitive assets such as real estate investment trusts (REITs), other real estate companies and inflation-linked debt.

•
Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives such as futures, options or swaps.

•
PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.

Underlying subadvisors may use quantitative and/or fundamental investment strategies when selecting securities for the fund. In addition to positions in individual securities, the fund may allocate investments to exchange-traded funds (ETFs) or other securities that provide exposure to certain market or sector indices. The fund may invest in securities of foreign companies including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The fund may invest in fixed-income securities of any maturity and does not seek to maintain a particular weighted average maturity.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Underlying Subadvisor
Structured Credit	Good Hill Partners LP
Long/Short Credit	MAST Capital Management, LLC
Event-Driven Strategies	Levin Capital Strategies, LP
Long/Short Equity	Passport Capital, LLC
Overlay, Global Macro, Real Asset and Trading Strategies	PWP
PWP may make recommendations to the advisor to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, PWP uses various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, PWP performs due diligence on both investment and general business aspects of the underlying subadvisor. PWP’s analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. PWP also considers the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, or organizational stability, among other factors.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Allocation Risk - The fund’s exposure to equities and fixed-income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.

•
Bank Loan Risk - The fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrower with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.

•
Collateralized Debt Obligations/Collateralized Loan Obligation Risk - The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations and CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. CLOs issue securities in tranches with different payment characteristics and different credit ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. CLOs can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLOs in general. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Commodity Investing Risk - The fund’s investments in commodities, commodities related securities or commodity-linked derivatives (such as commodity futures and options) may be subject to greater volatility than investments in traditional securities. Commodities related securities may include investments in companies engaged in commodity-related businesses and investments that provide exposure to underlying convertible commodities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indexes. The value of these investments also may be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes, and economic, political and regulatory developments.

•
Convertible Securities Risk - The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

•
Derivatives Risk - The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial - in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

•
Distressed Investment Risk - The fund may invest in distressed investments. Distressed investments generally entail greater risks due to such things as sensitivity to general economic and capital market conditions, interest rates, risks associated with leveraged companies and risks inherent in investing in companies experiencing financial and operating distress (e.g., issuer credit risk). Distressed investments generally have very low credit ratings or are unrated by credit rating agencies.

•
Emerging Market Risk  - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.

•
Event Driven Strategies Risk - The fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the fund’s performance.

•
Exchange-Traded Fund Risk  - The risks of owning an exchange-traded fund (ETF) generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs also have management fees, which increase their cost, and may trade in the secondary market at a discount to the net asset value of the fund.

•
Extension Risk - When interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

•
Fixed-Income Securities Risk - The fund’s investments in fixed-income, or debt, securities will be subject to interest rate risk, credit risk, and extension and prepayment risk. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to changes in interest rates. Some fixed-income securities give the issuer the option to call, or redeem the securities before their maturity dates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation.

•
Foreign Securities Risk - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Foreign Currency Risk - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.

•
Global Macro Strategies Risk - The success of a global macro investment strategy depends upon an underlying subadvisor’s ability to identify and exploit perceived fundamental, economic, financial and political imbalances that may exist in and between markets throughout the world. Identification and exploitation of such imbalances involves significant uncertainties. There can be no assurance that the fund will be able to locate investment opportunities or to exploit such imbalances. In the event that the theses underlying the fund's positions fail to be borne out in developments expected by PWP and/or the underlying subadvisors, the fund may incur losses, which could be substantial.

•
High-Yield Debt Risk - Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Interest Rate Risk - Changes in interest rates may adversely affect the value of the fund’s investments in fixed-income securities. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. When a fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Investments in debt securities pose the risk that the subadvisor’s forecast of the direction of interest rates might be incorrect.

•
Investment Model Risk - Securities selected using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of quantitative models will result in effective investment decisions for the fund.

•
Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.

•
Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Liquidity risk is more pronounced for the fund than for funds that invest primarily in other types of securities. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

•	Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Mortgage-Backed and Other Asset-Backed Securities Risk - Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•
Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual funds, which, unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

•
Nondiversification - The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the underlying subadvisors the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Prepayment or Call Risk - If the fund holds a fixed-income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, the fund may be forced to reinvest the proceeds in securities with lower yields. In addition, the fund may lose the amount of premium paid in the event of prepayment.

•
Real Estate Investing - The fund’s investment in real estate companies may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning, other governmental regulation, and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.

•
Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Risk Management - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.

•
Senior Loan Risk - The fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed-income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

•
Short Sales Risk - If the market price of a security increases after the fund borrows the security to sell short, the fund will suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Small and Medium-Sized Company Risk - The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Subordinated Securities Risk - The fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. The fund is more likely to suffer a credit loss on subordinated securities of an issuer than on non-subordinated securities of the same issuer.

•
Valuation Risk - The sales price of a security may well differ - higher or lower - from the fund’s last valuation of such security, and the difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions exist that cause the fund to fair-value certain securities, investors who purchase or redeem shares on days the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds than if the fund had not fair-valued securities or used a different valuation methodology.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification - The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the underlying subadvisors the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Capital Portfolios Prospectus | AC ALTERNATIVES MULTI-STRATEGY FUND | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[9]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.81%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 872
American Century Capital Portfolios Prospectus | AC ALTERNATIVES MULTI-STRATEGY FUND | I Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[10]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Maximum Account Fee	rr_MaximumAccountFee	none	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[9]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.61%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 813
American Century Capital Portfolios Prospectus | AC ALTERNATIVES MULTI-STRATEGY FUND | Y Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[9]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 250
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 768
American Century Capital Portfolios Prospectus | AC ALTERNATIVES MULTI-STRATEGY FUND | A Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[11]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[9]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.06%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 867
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,467
American Century Capital Portfolios Prospectus | AC ALTERNATIVES MULTI-STRATEGY FUND | C Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[9]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.81%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 384
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,166
American Century Capital Portfolios Prospectus | AC ALTERNATIVES MULTI-STRATEGY FUND | R Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[9]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.31%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 335
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,020
American Century Capital Portfolios Prospectus | AC ALTERNATIVES MULTI-STRATEGY FUND | R6 Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.33%	[9]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[9]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.46%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 250
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 768

[1]	The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 9, 2018, and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[3]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[4]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[5]	Historical performance for the T Class prior to its inception is based on the performance of Investor Class shares. T Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[6]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[7]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares.
[8]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[9]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[10]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[11]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.